Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2014
Collection Period Start	1-Aug-14	Distribution Date	15-Sep-14
Collection Period End	31-Aug-14	30/360 Days	30
Beg. of Interest Period	15-Aug-14	Actual/360 Days	31
End of Interest Period	15-Sep-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	195,405,638.42	153,256,466.32	0.1145067
Total Securities		1,338,405,600.85	195,405,638.42	153,256,466.32	0.1145067
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.311750%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.130000%	60,870,000.00	0.00	0.00	0.0000000
Certificates	0.000000%	227,535,600.85	195,405,638.42	153,256,466.32	0.6735494

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	42,149,172.10	0.00	185.2420981	0.0000000
Total Securities	42,149,172.10	0.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,678,137.60
Monthly Interest				1,082,642.75
Total Monthly Payments				3,760,780.35

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				193,634.59
Aggregate Sales Proceeds Advance				17,972,698.87
Total Advances				18,166,333.46

Vehicle Disposition Proceeds:
Reallocation Payments				27,155,646.12
Repurchase Payments				2,709,480.71
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,355,865.76
Excess Wear and Tear and Excess Mileage				391,703.60
Remaining Payoffs				0.00
Net Insurance Proceeds				114,341.25
Residual Value Surplus				1,115,674.72
Total Collections				65,769,825.97

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,528,296.88			982
Involuntary Repossession	86,255.00			7
Voluntary Repossession	53,390.00			4
Full Termination	12,434,872.00			825
Bankruptcy	65,608.00			6
Insurance Payoff		113,458.34		7
Customer Payoff			472,989.90	29
Grounding Dealer Payoff			10,331,830.56	608
Dealer Purchase			1,649,311.94	100
Total	27,168,421.88	113,458.34	12,454,132.40	2,568

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	12,851	241,677,582.98	7.00000%	195,405,638.42
Total Depreciation Received		(3,334,798.80)		(2,759,887.26)
Principal Amount of Gross Losses	(27)	(472,687.92)		(380,711.09)
Repurchase / Reallocation	(184)	(3,321,491.33)		(2,709,480.71)
Early Terminations	(934)	(17,181,247.19)		(13,790,035.13)
Scheduled Terminations	(1,587)	(27,822,676.31)		(22,509,057.91)
Pool Balance - End of Period	10,119	189,544,681.43		153,256,466.32

Remaining Pool Balance
Lease Payment				9,390,259.24
Residual Value				143,866,207.08
Total				153,256,466.32

III. DISTRIBUTIONS

Total Collections					65,769,825.97
Reserve Amounts Available for Distribution					20,076,084.01
Total Available for Distribution					85,845,909.98

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					624,943.99
3. Reimbursement of Sales Proceeds Advance					47,139,590.87
4. Servicing Fee:
Servicing Fee Due					162,838.03
Servicing Fee Paid					162,838.03
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					47,927,372.89

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00

Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	-
Total Note and Certificate Monthly Interest Paid	0.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	37,918,537.09

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	Funds Paid vs. Owed Discrepancy

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	42,149,172.10
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	(4,230,635.01)

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount		20,076,084.01
Deposit of Remaining Available Collections		0.00
Gross Reserve Account Balance		0.00
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		0.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		4.49
Monthly Prepayment Speed		120%
Lifetime Prepayment Speed		84%

	$	units
Recoveries of Defaulted and Casualty Receivables	416,507.91
Securitization Value of Defaulted Receivables and Casualty Receivables	380,711.09	27
Aggregate Defaulted and Casualty Gain (Loss)	35,796.82
Pool Balance at Beginning of Collection Period	195,405,638.42
Net Loss Ratio	0.0183%

Cumulative Net Losses for all Periods	-0.1568%	(2,099,107.57)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,560,098.45	112
61-90 Days Delinquent	573,643.20	39
91-120+ Days Delinquent	129,379.30	9
Total Delinquent Receivables:	2,263,120.95	160
60+ Days Delinquencies as Percentage of Receivables	0.36%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	26,950,393.12	1,806
Securitization Value	27,347,814.16
Aggregate Residual Gain (Loss)	(397,421.04)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	509,789,295.50	32,824
Cumulative Securitization Value	500,043,873.39
Cumulative Residual Gain (Loss)	9,745,422.11

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		29,166,892.00
Reimbursement of Outstanding Advance		47,139,590.87
Additional Advances for current period		17,972,698.87
Ending Balance of Residual Advance		0.00

Beginning Balance of Payment Advance		431,309.40
Reimbursement of Outstanding Payment Advance		624,943.99
Additional Payment Advances for current period		193,634.59
Ending Balance of Payment Advance		(0.00)

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No